Shareholders' Equity - Summarize the activity of the company unvested RSUs (Details) - Restricted stock units	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Shares/ Units
Granted (in shares) | shares	21,475,400
Outstanding at end of the period (in shares) | shares	21,475,400
Weighted average grant date fair value per share
Granted (per share) | $ / shares	$ 0.01
Weighted average grant date fair value per share, End of the period (per share) | $ / shares	$ 253,410
Intrinsic value per share
Intrinsic value per share, Outstanding | $	$ 214,754